Litigation and regulatory matters - Additional information (Details) £ in Millions	1 Months Ended				2 Months Ended	6 Months Ended			12 Months Ended					36 Months Ended
	Dec. 31, 2021 item	Oct. 31, 2020 GBP (£)	May 31, 2019 USD ($) item	Jul. 31, 2017 item	Oct. 31, 2018 item	Jun. 30, 2023 GBP (£) item action	Jun. 30, 2023 USD ($) item	Dec. 31, 2019 item	Dec. 31, 2021 item	Dec. 31, 2020 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 USD ($) item	Dec. 31, 2009	Dec. 31, 2011 USD ($)	Dec. 31, 2022 GBP (£)
Litigation, investigations and reviews
Number of class action lawsuits									3
FX litigation
provisions utilised | £						£ 246
Litigation and other regulatory
FX litigation
provisions utilised | £						£ 63
US investigations relating to fixed-income securities
FX litigation
Period during which entity is suspected of fraudulent trading											3 months
Number of wire fraud	1
Number of securities frauds	1
Number of years probation									3 years
FDIC | Litigation and regulatory matters
Litigation, investigations and reviews
Number of failed US banks				39
Number of banks for which claims have been dropped						20
Number of remaining claimant banks						19
Guarantees
FX litigation
Estimated net exposure | £						£ 2,846									£ 3,150
London Interbank Offered Rate (LIBOR)
Litigation, investigations and reviews
Number of non-class action | action						24
JPY LIBOR and Euroyen TIBOR
Litigation, investigations and reviews
Number of class action lawsuits						2	2
Other LIBOR cases
Litigation, investigations and reviews
Number of class action lawsuits						2	2
FX antitrust litigation
FX litigation
Settlement amount paid | $												$ 255,000,000
Federal Court of Australia FX antitrust litigation
FX litigation
Number of other parties subject to lawsuit or legal investigation			4
Federal Court of Australia FX antitrust litigation | Minimum
FX litigation
Disputed transaction value | $			$ 500,000
UK Competition Appeal Tribunal
FX litigation
Number of applications for opt-out collective proceedings								2
Tel Aviv District Court FX antitrust litigations
FX litigation
Number of motions to certify FX-related class actions					2
Number of pending motions					1
Swaps antitrust litigation
FX litigation
Number of swap execution facilities | $							3
Madoff
Litigation, investigations and reviews
Number of class action lawsuits						2	2
FX litigation
Damages claimed | $							$ 298,000,000
EUA trading litigation
FX litigation
Number of claimants												10
Period during which entity is suspected of fraudulent trading													7 days
Damages quantified | £		£ 45
1MDB litigation
FX litigation
Funds received and paid out, subject to alleged breach of fiduciary duties and lack of due diligence | $														$ 1,000,000,000
Offshoring VAT assessments | HMRC
FX litigation
Claimed unpaid VAT after tax assessment | £											£ 143
Payments for tax assessments | £										£ 143